UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
February 28, 2023
Investment-Grade Corporate
Multi-Sector Account Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
HIGHLIGHTS
The Investment-Grade Corporate Multi-Sector Account Portfolio underperformed its benchmark during the 12-month period ended
February 28, 2023.
Sector allocation and yield curve positioning detracted from relative performance, while security selection contributed.
With the range of economic outcomes now wider due to the speed at which the Fed has tightened monetary policy, we ended the period with a relatively neutral investment posture from an overall risk perspective, as defined by duration times spread, and ample liquidity that provides flexibility to adjust to evolving market conditions and opportunities.
As inflation decelerates, we expect credit spread volatility to become a more important focus for investors than interest rate volatility, which was the main driver of market returns in 2022.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes declined
during your fund’s fiscal year, the 12-month period ended
February 28, 2023, as investors contended with persistently
high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was
most pronounced in the first half of the period, with many
sectors partially rebounding over the final six months as
recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put
downward pressure on growth stock valuations. European
equities outperformed most other regions, and emerging
markets stocks generally underperformed shares in developed
markets. Meanwhile, most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for
U.S. investors in international securities. Within the S&P 500
Index, energy was a bright spot, gaining more than 20% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication
services and consumer discretionary shares suffered the
largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by period-end. January’s consumer
price index data (the latest available in our reporting period)
showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the
Federal Reserve’s 2% long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022
to a target range of 4.50% to 4.75% by the end of the period, the highest since 2007. The Fed stepped down to a 25-basis-
point increase in February after a series of historically large
75-basis-point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year note climbing from 1.83%
at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often
considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market.
Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held up better than Treasuries during the period. Although municipals experienced outflows, a drop in
new issuance amid higher borrowing costs provided technical
support.
As the period came to an end, the economic backdrop
appeared mixed. Corporate earnings declined 4.6% in the
fourth quarter for the year-over-year period, according to
FactSet, the first decline in earnings since the third quarter of
2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969,
and corporate and household balance sheets appeared strong.
Moreover, China’s decision near the end of 2022 to ease its
strict pandemic-related restrictions spurred hopes that the
reopening of the world’s second-largest economy would boost
global growth.
While the U.S. economy has so far managed to avoid a
recession, we believe that volatility may continue in the
near term as central banks tighten policy amid slowing
economic growth. However, in our view, there continue to be
opportunities for selective investors focused on fundamentals.
Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels
since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Investment-Grade Corporate Multi-Sector Account
Portfolio returned -10.69% in the 12 months ended
February 28, 2023, underperforming its benchmark, the
Bloomberg U.S. Corporate Investment Grade Bond Index.
( Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Macro-driven interest rate volatility weighed on investment-
grade corporate bonds, which posted negative total returns
over the period. Early in the period, geopolitical conflict and hawkish rhetoric from the Federal Reserve (Fed) were a drag
on risk sentiment. While hopes of a dovish pivot from the Fed gave risk assets some reprieve in the summer, elevated
inflation and a Fed committed to tightening monetary policy
quelled these hopes until later in 2022, at which time cooling economic data and comments from Fed Chair Jerome Powell
renewed expectations for smaller rate hikes. By the end of the period, U.S. Treasury yields rose broadly across the yield curve, with the largest yield increases occurring in the front end, as the Fed continued to hike rates and tighten monetary policy.
Along with heightened volatility, technical conditions in the investment-grade corporate bond market were hampered by
higher-than-expected new issuance and periods of relatively
thin liquidity.
After four consecutive 75-basis-point rate hikes, the Federal
Open Market Committee increased the fed funds target rate by
50 basis points at its December meeting and 25 basis points at its first meeting in 2023 (100 basis points equals 1.00%). While the magnitude of rate hikes decreased, markets appeared to
update expectations for the Fed's monetary policy timeline late in the period alongside surprisingly strong economic data and comments from Fed officials, as 2023 rate cuts were largely
priced out of the Fed funds futures curve by period-end.
Sector allocation detracted in aggregate, dragged lower by an overweight allocation to the banking and finance sectors that hindered relative performance as growing recession concerns
and weakening profit margins adversely impacted the sectors
in late 2022, although the sectors partially recovered in the last month of the period. An out-of-benchmark allocation to the
securitized sector also detracted.
Our security selection aided relative performance in aggregate and nearly offset the sector allocation drag. Credit selection within the banking sector—particularly holdings of global
banks, including Standard Chartered, Australia and New
Zealand Banking Group, Danske Bank, and Macquarie Bank—
was beneficial and outweighed the negative performance
impact from our overweight allocation to the sector. Our
credit selection in utilities was aided by contributions from
NextEra Energy and Pacific Gas and Electric. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Yield curve positioning weighed on relative results. While the portfolio's average duration profile was roughly neutral relative to the benchmark, the portfolio's duration was longer than that of the benchmark near the beginning of the period, which was a drag on relative performance as Treasury yields rose.
While we are primarily a cash bond manager, we occasionally
use derivatives in our strategy for positioning and to hedge overall portfolio risk. We may also utilize derivatives when we want to gain exposure to a specific company that is more
efficient than using cash bonds. During the period, our use of interest rate derivatives was a contributor to absolute
performance but a modest detractor from relative
performance.
How is the fund positioned?
Portfolio positioning reflects our relatively constructive
outlook on technical conditions, primarily due to our
expectation of strong demand from yield-seeking buyers,
balanced against concerns related to macro risks and current spread levels. With the range of economic outcomes now
wider due to the speed at which the Fed has tightened
monetary policy, we ended the period with a relatively neutral investment posture from an overall risk perspective, as defined by duration times spread, and ample liquidity that provides
flexibility to adjust to evolving market conditions and
opportunities.
Our allocation to the banking sector, particularly large banks, decreased modestly but remained our largest relative
overweight. We see opportunity in high-quality global banks
as pricing dislocations have created attractive relative value opportunities within the sector, in our view.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Investment-Grade Corporate Multi-
Sector Account Portfolio -0.80% -10.69%
Bloomberg U.S. Corporate
Investment Grade Bond Index -1.13 -10.43

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

What is portfolio management’s outlook?
Despite macro headwinds, corporate fundamentals have, so
far, remained largely resilient across most industries, as
evidenced by relatively healthy balance sheets and manageable leverage. More recently, we have observed downward pressures on fundamentals, including decreasing operating margins and
negative earnings momentum, and expect further moderation
from peak levels. After corporate credit spreads tightened
during the second half of the period, we believe valuations—
specifically, credit spreads—are not adequately compensating for the risk of an economic downturn that could erode thus-far resilient corporate and consumer fundamentals.
Volatility in both U.S. Treasury rates and risk assets is likely to remain prevalent as the Fed navigates a narrow path of trying to cool the labor market without causing a material recession.
As inflation decelerates, we expect credit spread volatility to become a more important focus for investors than interest rate volatility, which was the main driver of market returns in 2022.
In the current environment of heightened volatility, we believe security selection remains paramount and will continue to let our fundamental, bottom-up research drive our investment
decisions.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 2/28/2023.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.03% of the portfolio at the end of the reporting period.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

RISKS OF INVESTING IN FIXED INCOME SECURITIES
The value of the fund’s investments may decrease, sometimes
rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt
instruments held by the fund may be affected by changes in
interest rates. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal
payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered
speculative.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Corporate
Investment Grade Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (“BISL”), the administrator of the index
(collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not
guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers ("Content
Providers") do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
INVESTMENT-GRADE CORPORATE MULTI-SECTOR
ACCOUNT PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and (2)
ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns.
You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INVESTMENT-GRADE CORPORATE MULTI-SECTOR
ACCOUNT PORTFOLIO
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Investment-Grade Corporate Multi-
Sector Account Portfolio -10.69% 1.50% 2.76%
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. Past performance cannot guarantee future results.
Investment-Grade Corporate Multi-Sector Account Portfolio 0.01%
The expense ratio shown is as of the portfolio’s most recent prospectus.
This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
9/1/22
Ending
Account
Value
2/28/23
Expenses
Paid During
Period*
9/1/22 to
2/28/23
Actual $1,000.00 $992.00 $0.05
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,024.74   0.05
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

QUARTER-END RETURNS
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Investment-Grade Corporate
Multi-Sector Account Portfolio -16.64% 0.70% 2.63%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares.
This table provides returns through the most recent calendar quarter-
end rather than through the end of the portfolio’s fiscal period. It shows how the portfolio would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.81 $ 10.70 $ 10.97 $ 9.87 $ 9.99
Investment activities
Net investment income
(1)(2)
0.33 0.29 0.33 0.39 0.39
Net realized and unrealized gain/loss (1.38) (0.59) 0.10 1.20 (0.12)
Total from investment activities (1.05) (0.30) 0.43 1.59 0.27
Distributions
Net investment income (0.33) (0.30) (0.34) (0.39) (0.39)
Net realized gain – (0.29) (0.36) (0.10) –
(3)
Total distributions (0.33) (0.59) (0.70) (0.49) (0.39)
NET ASSET VALUE
End of period $ 8.43 $ 9.81 $ 10.70 $ 10.97 $ 9.87
Ratios/Supplemental Data
Total return
(2)(4)
(10.69)% (3.10)% 3.96% 16.43% 2.82%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.02% 0.01% 0.01% 0.01% 0.01%
Net expenses after waivers/payments by Price
Associates 0.01% 0.01% 0.01% 0.01% 0.01%
Net investment income 3.73% 2.72% 3.07% 3.69% 3.96%
Portfolio turnover rate 68.3% 73.5% 141.1% 118.6% 107.0%
Net assets, end of period (in thousands) $ 55,005 $ 132,451 $ 175,846 $ 173,472 $ 84,096
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
February 28, 2023

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 96.2%
FINANCIAL INSTITUTIONS 45.9%
Banking 32.0%
Ally Financial, 2.20%, 11/2/28  345 280
Australia & New Zealand Banking Group,
6.742%, 12/8/32  (1) 345 356
Banco Santander Mexico Institucion de
Banca Multiple Grupo Financiero Santand,
5.375%, 4/17/25  (1) 460 457
Bank of America, VR, 2.572%, 10/20/32  (2) 160 128
Bank of America, VR, 2.831%, 10/24/51  (2) 500 320
Bank of America, VR, 4.271%, 7/23/29  (2) 155 146
Bank of America, Series TT, VR, 6.125%  (2)
(3) 155 152
Bank of Ireland Group, VR, 6.253%,
9/16/26  (1)(2) 300 301
Bank of Nova Scotia, 4.85%, 2/1/30  255 247
Barclays, VR, 2.852%, 5/7/26  (2) 1,165 1,091
BNP Paribas, VR, 1.323%, 1/13/27  (1)(2) 660 584
CaixaBank, VR, 6.208%, 1/18/29  (1)(2) 220 219
Capital One Financial, VR, 2.359%,
7/29/32  (2) 194 142
Capital One Financial, VR, 5.468%,
2/1/29  (2) 222 218
Citigroup, VR, 2.572%, 6/3/31  (2) 145 119
Citigroup, VR, 3.98%, 3/20/30  (2) 1,250 1,141
Citigroup, VR, 4.412%, 3/31/31  (2) 505 470
Danske Bank, VR, 4.298%, 4/1/28  (1)(2) 720 678
Discover Financial Services, 4.10%, 2/9/27  385 364
Goldman Sachs Group, VR, 1.992%,
1/27/32  (2) 235 181
Goldman Sachs Group, VR, 2.383%,
7/21/32  (2) 240 188
Goldman Sachs Group, VR, 3.102%,
2/24/33  (2) 165 136
Goldman Sachs Group, VR, 4.223%,
5/1/29  (2) 1,180 1,104
Goldman Sachs Group, VR, 4.482%,
8/23/28  (2) 95 91
HSBC Holdings, 4.95%, 3/31/30  405 389
JPMorgan Chase, VR, 2.522%, 4/22/31  (2) 15 12
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 185 155
JPMorgan Chase, VR, 4.851%, 7/25/28  (2) 950 926
JPMorgan Chase, VR, 4.912%, 7/25/33  (2) 205 196
KBC Group, VR, 5.796%, 1/19/29  (1)(2) 560 552
Macquarie Bank, 6.798%, 1/18/33  (1) 290 293
Mitsubishi UFJ Financial Group, VR,
5.422%, 2/22/29  (2) 200 199
Morgan Stanley, VR, 1.794%, 2/13/32  (2) 565 430
Morgan Stanley, VR, 3.591%, 7/22/28  (2) 60 55
Morgan Stanley, VR, 3.772%, 1/24/29  (2) 702 647
Morgan Stanley, VR, 4.431%, 1/23/30  (2) 930 875
Morgan Stanley, VR, 5.948%, 1/19/38  (2) 95 93
NatWest Group, VR, 5.847%, 3/2/27  (2) 200 200
NatWest Group, VR, 7.472%, 11/10/26  (2) 200 208
Nordea Bank, 5.375%, 9/22/27  (1) 200 200
PNC Financial Services Group, VR, 5.068%,
1/24/34  (2) 200 194
Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 2.49%,
1/6/28  (2) 595 517
Santander UK Group Holdings, VR, 1.532%,
8/21/26  (2) 1,135 1,013
Standard Chartered, VR, 6.17%, 1/9/27  (1)
(2) 300 303
UBS Group, VR, 5.711%, 1/12/27  (1)(2) 285 284
Wells Fargo, VR, 3.068%, 4/30/41  (2) 820 595
Wells Fargo, Series BB, VR, 3.90%  (2)(3) 165 147
17,596
Brokerage Asset Managers
Exchanges 2.4%
Intercontinental Exchange, 2.65%, 9/15/40  245 172
Intercontinental Exchange, 3.00%, 6/15/50  240 163
Intercontinental Exchange, 5.20%, 6/15/62  145 142
LSEGA Financing, 2.00%, 4/6/28  (1) 385 331
LSEGA Financing, 2.50%, 4/6/31  (1) 635 527
1,335
Finance Companies 0.4%
AerCap Ireland Capital, 6.50%, 7/15/25  210 211
211
Insurance 8.4%
Aflac, 3.60%, 4/1/30  235 216
Aon, 5.35%, 2/28/33  115 115
Assurant, 6.10%, 2/27/26  90 91
Centene, 2.50%, 3/1/31  115 90
Centene, 3.00%, 10/15/30  115 93
Centene, 3.375%, 2/15/30  110 93
Centene, 4.625%, 12/15/29  150 137
CNO Financial Group, 5.25%, 5/30/29  315 297
Equitable Financial Life Global Funding,
1.80%, 3/8/28  (1) 720 602
Equitable Holdings, 5.594%, 1/11/33  195 193
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50  (1) 405 286
Humana, 2.15%, 2/3/32  535 413
Humana, 3.70%, 3/23/29  165 149
Humana, 5.50%, 3/15/53  85 82
Jackson Financial, 5.17%, 6/8/27  295 293
Jackson National Life Global Funding,
5.50%, 1/9/26  (1) 250 250
New York Life Insurance, 3.75%,
5/15/50  (1) 400 316
UnitedHealth Group, 2.90%, 5/15/50  510 347
UnitedHealth Group, 5.35%, 2/15/33  265 271
UnitedHealth Group, 5.875%, 2/15/53  265 286
4,620
Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, 4.75%,
4/15/35  100 94
Brixmor Operating Partnership, 3.90%,
3/15/27  45 42
Brixmor Operating Partnership, 4.05%,
7/1/30  204 180
Healthcare Realty Holdings, 2.40%, 3/15/30  300 233
Healthcare Realty Holdings, 3.625%,
1/15/28  200 180
Kilroy Realty, 3.05%, 2/15/30  350 279
Kilroy Realty, 4.25%, 8/15/29  330 288

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Regency Centers, 3.70%, 6/15/30  202 178
1,474
Total Financial Institutions 25,236
INDUSTRIAL 40.9%
Basic Industry 2.5%
ArcelorMittal, 6.55%, 11/29/27  435 445
Celanese U.S. Holdings, 6.05%, 3/15/25  200 199
Celanese U.S. Holdings, 6.165%, 7/15/27  215 214
Dow Chemical, 6.90%, 5/15/53  140 156
Sherwin-Williams, 2.95%, 8/15/29  40 35
South32 Treasury, 4.35%, 4/14/32  (1) 335 294
1,343
Capital Goods 1.4%
Carrier Global, 2.722%, 2/15/30  550 464
Eaton, 4.15%, 3/15/33  155 143
Regal Rexnord, 6.05%, 2/15/26  (1) 155 154
761
Communications 8.1%
AT&T, 3.50%, 9/15/53  165 112
AT&T, 3.65%, 9/15/59  205 138
Charter Communications Operating, 4.20%,
3/15/28  330 303
Comcast, 2.887%, 11/1/51  255 164
Crown Castle, 2.25%, 1/15/31  610 488
Crown Castle, 2.50%, 7/15/31  210 169
Meta Platforms, 4.45%, 8/15/52  405 336
Rogers Communications, 3.80%,
3/15/32  (1) 125 109
Rogers Communications, 4.35%, 5/1/49  10 8
Rogers Communications, 4.55%,
3/15/52  (1) 417 332
SBA Tower Trust, 1.631%, 11/15/26  (1) 475 403
SBA Tower Trust, 2.328%, 1/15/28  (1) 370 316
SBA Tower Trust, 2.836%, 1/15/25  (1) 530 497
Verizon Communications, 2.355%, 3/15/32  70 55
Verizon Communications, 2.875%,
11/20/50  355 222
Verizon Communications, 2.987%,
10/30/56  461 281
Verizon Communications, 3.875%, 3/1/52  195 149
Warnermedia Holdings, 3.755%,
3/15/27  (1) 413 377
4,459
Consumer Cyclical 6.6%
Best Buy, 1.95%, 10/1/30  255 200
Daimler Truck Finance North America,
5.125%, 1/19/28  (1) 150 148
GLP Capital, 5.375%, 4/15/26  185 180
Hyundai Capital America, 1.80%,
1/10/28  (1) 135 113
Hyundai Capital America, 2.375%,
10/15/27  (1) 240 211
Lowe's, 4.25%, 4/1/52  265 209
Lowe's, 5.00%, 4/15/33  315 303
Marriott International, 5.00%, 10/15/27  300 296
Nissan Motor, 3.522%, 9/17/25  (1) 555 517
QVC, 4.45%, 2/15/25  285 230
Ross Stores, 1.875%, 4/15/31  250 196
Par/Shares $ Value
(Amounts in 000s)
Ross Stores, 4.80%, 4/15/30  297 280
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 250 217
Volkswagen Group of America Finance,
4.75%, 11/13/28  (1) 565 549
3,649
Consumer Non-Cyclical 12.0%
AbbVie, 4.05%, 11/21/39  360 305
AbbVie, 4.50%, 5/14/35  365 338
AbbVie, 4.70%, 5/14/45  345 305
Amgen, 4.875%, 3/1/53  130 116
Amgen, 5.25%, 3/2/30  185 184
Amgen, 5.60%, 3/2/43  145 143
Amgen, 5.65%, 3/2/53  145 144
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  120 121
BAT International Finance, 4.448%, 3/16/28  530 492
CVS Health, 5.05%, 3/25/48  590 529
CVS Health, 5.625%, 2/21/53  300 291
Danaher, 2.80%, 12/10/51  90 60
Hasbro, 3.90%, 11/19/29  120 106
HCA, 3.375%, 3/15/29  (1) 45 39
HCA, 4.375%, 3/15/42  (1) 90 72
HCA, 5.375%, 9/1/26  325 320
Imperial Brands Finance, 6.125%,
7/27/27  (1) 200 201
PerkinElmer, 1.90%, 9/15/28  820 682
PerkinElmer, 2.25%, 9/15/31  305 236
Philip Morris International, 5.375%, 2/15/33  260 255
Philip Morris International, 5.75%, 11/17/32  345 348
STERIS Irish FinCo UnLtd, 2.70%, 3/15/31  695 569
Utah Acquisition Sub, 3.95%, 6/15/26  340 318
Utah Acquisition Sub, 5.25%, 6/15/46  205 159
Viterra Finance, 4.90%, 4/21/27  (1) 300 283
6,616
Energy 4.4%
DCP Midstream Operating, 5.625%,
7/15/27  65 64
Energy Transfer, 6.00%, 6/15/48  325 297
Enterprise Products Operating, 3.70%,
1/31/51  250 183
Enterprise Products Operating, 4.20%,
1/31/50  160 128
Hess, 7.125%, 3/15/33  70 75
ONEOK, 6.10%, 11/15/32  110 111
Sabine Pass Liquefaction, 5.00%, 3/15/27  455 444
Targa Resources Partners, 5.50%, 3/1/30  165 156
Targa Resources Partners, 6.875%, 1/15/29  127 129
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  345 267
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  40 34
Var Energi, 7.50%, 1/15/28  (1) 500 515
2,403
Technology 3.6%
CDW, 2.67%, 12/1/26  260 231
Equifax, 5.10%, 12/15/27  210 208
Fortinet, 2.20%, 3/15/31  590 470
Intel, 5.125%, 2/10/30  105 103
Micron Technology, 6.75%, 11/1/29  215 221

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Oracle, 5.55%, 2/6/53  65 59
Oracle, 6.90%, 11/9/52  290 313
VMware, 1.80%, 8/15/28  170 139
Workday, 3.80%, 4/1/32  275 241
1,985
Transportation 2.3%
FedEx, 2.40%, 5/15/31  270 219
Kansas City Southern, 3.50%, 5/1/50  375 274
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 198 197
Transurban Finance, 2.45%, 3/16/31  (1) 300 237
United Airlines PTT, Series 2019-1, Class
AA, 4.15%, 8/25/31  221 203
United Airlines PTT, Series 2019-2, Class
AA, 2.70%, 5/1/32  177 148
1,278
Total Industrial 22,494
UTILITY 9.4%
Electric 9.1%
AEP Texas, 4.70%, 5/15/32  180 170
AES, 1.375%, 1/15/26  310 274
American Electric Power, 5.95%, 11/1/32  75 77
Constellation Energy Generation, 5.60%,
3/1/28  135 135
Duke Energy, 4.50%, 8/15/32  160 148
Duke Energy, 5.00%, 8/15/52  335 298
Edison International, 4.70%, 8/15/25  190 187
Edison International, 6.95%, 11/15/29  155 163
EDP Finance, 6.30%, 10/11/27  (1) 200 206
Enel Finance International, 1.875%,
7/12/28  (1) 480 395
Exelon, 3.35%, 3/15/32  420 357
Georgia Power, 4.70%, 5/15/32  305 290
NextEra Energy Capital Holdings, 3.00%,
1/15/52  625 408
Pacific Gas & Electric, 2.95%, 3/1/26  555 514
PacifiCorp, 5.35%, 12/1/53  95 93
Public Service of Oklahoma, 5.25%,
1/15/33  270 268
Southern, 5.113%, 8/1/27  155 153
Southern California Edison, 3.45%, 2/1/52  105 74
Southern California Edison, Series 20A,
2.95%, 2/1/51  330 211
Vistra Operations, 5.125%, 5/13/25  (1) 530 515
Par/Shares $ Value
(Amounts in 000s)
Xcel Energy, 4.60%, 6/1/32  80 75
5,011
Natural Gas 0.3%
Sempra Energy, 3.70%, 4/1/29  215 195
195
Total Utility 5,206
Total Corporate Bonds
(Cost $59,045) 52,936
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.9%
Owned No Guarantee 0.9%
NBN, 2.625%, 5/5/31  (1) 575 467
Total Foreign Government Obligations &
Municipalities
(Cost $575) 467
MUNICIPAL SECURITIES 0.2%
Colorado 0.2%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  145 135
Total Municipal Securities
(Cost $145) 135
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.8%
U.S. Treasury Obligations 0.8%
U.S. Treasury Bonds, 2.00%, 11/15/41  555 401
U.S. Treasury Bonds, 3.25%, 5/15/42  30 26
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $529) 427
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund,
4.60%  (4)(5) 994 994
Total Short-Term Investments
(Cost $994) 994
Total Investments in Securities
99.9% of Net Assets
(Cost $61,288) $ 54,959
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,903 and represents
25.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

.
(4) Seven-day yield
(5) Affiliated Companies
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 11 2 9
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 465 5 (2) 7
Total Bilateral Credit Default Swaps, Protection Sold — 16
Total Bilateral Swaps — 16
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 46 U.S. Treasury Long Bond contracts 6/23 5,760 $ (25)
Short, 16 U.S. Treasury Notes five year contracts 6/23 (1,713) 4
Short, 21 U.S. Treasury Notes ten year contracts 6/23 (2,345) 1
Long, 10 U.S. Treasury Notes two year contracts 6/23 2,038 (5)
Short, 27 Ultra U.S. Treasury Notes ten year contracts 6/23 (3,164) 9
Net payments (receipts) of variation margin to date 8
Variation margin receivable (payable) on open futures contracts $ (8)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 27+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government Reserve Fund, 4.60% $ 936  ¤   ¤ $ 994^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $27 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $994.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $61,288) $ 54,959
Interest receivable 602
Receivable for investment securities sold 165
Cash deposits on futures contracts 126
Unrealized gain on bilateral swaps 16
Bilateral swap premiums paid 2
Total assets 55,870
Liabilities
Payable for investment securities purchased 843
Variation margin payable on futures contracts 8
Bilateral swap premiums received 2
Other liabilities 12
Total liabilities 865
NET ASSETS $ 55,005
Net Assets Consist of:
Total distributable earnings (loss) $ (25,093)
Paid-in capital applicable to 6,523,109 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 80,098
NET ASSETS $ 55,005
NET ASSET VALUE PER SHARE $ 8.43

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
Income
    Interest $ 3,009
Dividend 27
Total income 3,036
Expenses
Custody 15
Interest 1
Waived / paid by Price Associates (7)
Total expenses 9
Net investment income 3,027
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (15,920)
Futures 166
Swaps (94)
Net realized loss (15,848)
Change in net unrealized gain / loss
Securities (137)
Futures (64)
Swaps (14)
Change in net unrealized gain / loss (215)
Net realized and unrealized gain / loss (16,063)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (13,036)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,027 $ 4,431
Net realized gain (loss) (15,848) 629
Change in net unrealized gain / loss (215) (9,804)
Decrease in net assets from operations (13,036) (4,744)
Distributions to shareholders
Net earnings (3,025) (9,170)
Capital share transactions
*
Shares sold 4,915 18,200
Distributions reinvested 3,025 9,170
Shares redeemed (69,325) (56,851)
Decrease in net assets from capital share transactions (61,385) (29,481)
Net Assets
Decrease during period (77,446) (43,395)
Beginning of period 132,451 175,846
End of period $ 55,005 $ 132,451
*Share information (000s)
Shares sold 566 1,693
Distributions reinvested 348 873
Shares redeemed (7,899) (5,499)
Decrease in shares outstanding (6,985) (2,933)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended February 28, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of February 28, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 53,965 $ — $ 53,965
Short-Term Investments 994 — — 994
Total Securities 994 53,965 — 54,959
Swaps — 16 — 16
Futures Contracts* 14 — — 14
Total $ 1,008 $ 53,981 $ — $ 54,989
Liabilities
Futures Contracts* $ 30 $ — $ — $ 30
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended February 28,
2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 14
Credit derivatives Bilateral Swaps and Premiums 16
*
Total $ 30
*
Liabilities
Interest rate derivatives Futures $ 30
Total $ 30
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 166 $ — $ 166
Credit derivatives — (94) (94)
Total $ 166 $ (94) $ 72
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (64) $ — $ (64)
Credit derivatives — (14) (14)
Total $ (64) $ (14) $ (78)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
February 28, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of February 28, 2023, cash of $126,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed.
The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended February 28, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 43% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of February 28, 2023, the notional amount of protection sold by the fund totaled $1,350,000 (2.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended February 28, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 9% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $54,347,000 and
$114,128,000, respectively, for the year ended February 28, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and non-recurring, extraordinary expenses. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.01%
of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.
($000s)
February 28,
2023
February 28,
2022
Ordinary income (including short-term capital gains, if any) $ 3,025 $ 7,417
Long-term capital gain — 1,753
Total distributions $ 3,025 $ 9,170
($000s)
Cost of investments $ 61,515
Unrealized appreciation $ 157
Unrealized depreciation (6,712)
Net unrealized appreciation (depreciation) $ (6,555)
($000s)
Overdistributed ordinary income $ (200)
Net unrealized appreciation (depreciation) (6,555)
Loss carryforwards and deferrals (18,338)
Total distributable earnings (loss) $ (25,093)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended February 28, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 8 - SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Multi-Sector Account Portfolios, Inc.
and Shareholders of T. Rowe Price Investment Grade Corporate Multi-Sector Account Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Investment-
Grade Corporate Multi-Sector Account Portfolio (one of the portfolios constituting T. Rowe Price Multi-Sector Account Portfolios, Inc.,
referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28,
2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $2,930,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2013 [205]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker (1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

OFFICERS
Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Scott Edwin Ackerman (1987)
Vice President
Assistant Vice President, T. Rowe Price
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Steven E. Boothe, CFA (1977)
President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel of Pacific Investment
Management Company LLC (to 2017)
Shiu Tak Sheldon Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Michael J. Conelius, CFA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael Patrick Daley (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Stephen M. Finamore, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Michael J. Grogan, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly, Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Keir R. Joyce, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Michael Lambe, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Michael J. McGonigle (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc. and Price International; formerly,
Senior Economist, HSBC Bank Middle East Ltd (to 2019)
Ka Yi Claire Ng (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Miso Park, CFA (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Name (Year of Birth)
Position Held with Multi-Sector Account Portfolios  Principal Occupation(s)
Rodney M. Rayburn, CFA (1970)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Theodore E. Robson, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Brian A. Rubin, CPA (1974)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Jeanny Silva (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Robert D. Thomas (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Michael J. Trivino (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Wesley R. Trowbridge (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Bineesha Wickremarachchi, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Rebecca Willey  (1987)
Vice President
Vice President, T. Rowe Price
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Lei Zhu  (1980)
Vice President
Vice President, T. Rowe Price; formerly, Senior Analyst/Assistant Portfolio
Manager/Trading Analyst, Metacapital Management (to 2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304-2689306 E321-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$30,755	$30,530
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023